UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                FORM 13F

                          FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement
                                     [ ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:   Greenleaf Capital Management
             803 Tower East
             20600 Chagrin Blvd.
             Shaker Heights, OH 44122

13-F File Number:

The institutional investment manager filing this report and the person by who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Geofrey J. Greenleaf
Title:  Chairman and President
Phone:  (216) 752-8900
Signature, Place, and Date of Signing:

      Geofrey J. Greenleaf   Shaker Heights, OH    September 30, 2001


Report Type (Check only one.):

[X]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[ ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.



                          FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    116

Form 13F Information Table Value Total:    $126,459


List of Other Included Managers:

No.  13F File Number      Name

                                                                                    Item 6:                               Item 8:
          Item 1:               Item 2:      Item 3:    Item 4:   Item 5:                 Investment Discr Item 7:
             Voting Authority
        Name of Issuer      Title of Class    CUSIP   Fair Market Shares or           (b) Shared-
Managers            (Shares)
                                               Number    Value    Principal (a) Sole  As Defined (c) ShareSee
Instr (a) Sol (b) Shar(c) None
                                                                   Amount              in Instr.       Other
Abbott Laboratories        Common           002824100    2,694.5    51,968    51,968
                51,968
AER Energy Resources       Common           000944108       11.3    28,163    28,163
                  28,163
Agilent Technologies Inc.  Common           00846U101      968.0    49,516    49,516
                  49,516
Altera Corp.               Common           021441100      203.8    12,445    12,445
          12,445
American Home Prod         Common           026609107      894.7    15,360    15,360
                  15,360
American Int'l Group       Common           026874107    1,482.9    19,012    19,012
                19,012
American Power Conversion  Common           029066107    1,626.3   139,235   139,235
                        139,235
Amgen Inc.                 Common           031162100    2,378.2    40,466    40,466
            40,466
AOL Time Warner            Common           00184A105    1,628.0    49,185    49,185
                  49,185
Applera Corp - App. Bio GrpCommon           038020103    1,177.8    48,270    48,270
                      48,270
Associated Estates Realty CCommon           045604105      548.7    57,156    57,156
                   57,156
Asyst Technologies         Common           04648X107      686.1    75,810    75,810
                75,810
Atlas Pipeline Partners, L.Unit L.P. Int.   049392103    1,124.2    43,660    43,660
               43,660
Avery Dennison             Common           053611109    1,390.0    29,380    29,380
              29,380
BB&T Corp                  Common           054937107    3,662.9   100,491   100,491
               100,491
BJ Wholesale Club          Common           05548J106      862.2    18,110    18,110
              18,110
BP Amoco PLC               Common           055622104      531.9    10,818    10,818
                10,818
Bristol-Meyers Squibb      Common           110122108    2,263.8    40,745    40,745
                 40,745
Cedar Fair                 Dep. Unit        150185106    3,344.2   171,059   171,059
         171,059
Chart Industries Ind.      Common           16115Q100      378.1   129,495   129,495
               129,495
CheckFree  Corp            Common           162813109      252.0    14,852    14,852
              14,852
Cisco Systems              Common           17275R102    2,099.8   172,399   172,399
              172,399
CitiGroup Inc.             Common           172967101    1,341.5    33,123    33,123
            33,123
Cleveland-Cliffs Inc.      Common           185896107      163.4    11,349    11,349
             11,349
Comcast Corp. CL A         CL A             200300101    2,333.0    65,040    65,040
               65,040
Corinthian Colleges, Inc.  Common           218868107      265.4     7,872     7,872
               7,872
Credence Systems           Common           225302108      492.2    40,843    40,843
               40,843
Curon Medical Inc.         Common           231292103       30.5    10,500    10,500
              10,500
Cypress Semiconductor Corp.Common           232809109      222.9    15,000    15,000
                      15,000
Dal-Tile Int'l Inc.        Common           23426R108    1,610.5   104,644   104,644
            104,644
Developers Diversified RealCommon           251591103      359.0    20,000    20,000
                   20,000
DeVry Inc.                 Common           251893103    1,413.6    39,375    39,375
           39,375
Dow Chemical               Common           260543103      674.3    20,584    20,584
             20,584
Duke-Weeks Realty Corp.    Common           264411505    1,172.7    49,500    49,500
                     49,500
Electro Scientific Ind.    Common           285229100      532.3    24,250    24,250
             24,250
EMC Corporation            Common           268648102      718.3    61,135    61,135
                61,135
Emerson Electric           Common           291011104    1,383.9    29,408    29,408
              29,408
Enron Corp.                Common           293561106      632.3    23,221    23,221
           23,221
Expeditors Int'l Wash.     Common           302130109    2,214.3    46,765    46,765
                46,765
Exxon Mobil Corp.          Common           30231G102    3,688.5    93,617    93,617
                 93,617
Federal National Mortgage  Common           313586109      234.3     2,926     2,926
                  2,926
Fifth Third Bancorp        Common           316773100      627.7    10,210    10,210
              10,210
Fleet Boston Corp.         Common           33901A108      445.1    12,112    12,112
               12,112
General Electric           Common           369604103    1,682.2    45,220    45,220
            45,220
Genomic Solutions          Common           37243R109       33.6    20,747    20,747
               20,747
Genzyme                    Common           372917104    1,545.7    34,032    34,032
           34,032
Gilead Sciences Inc.       Common           375558103    1,377.3    24,520    24,520
               24,520
Guidant Corp.              Common           401698105      435.1    11,300    11,300
            11,300
Harmonic, Inc.             Common           413160102      262.0    32,345    32,345
            32,345
Henry (Jack) & Assoc., Inc.Common           426281101    1,154.1    50,865    50,865
                    50,865
Hewlett Packard            Common           428236103      724.0    45,111    45,111
             45,111
HI/FN, Inc.                Common           428358105      120.5    12,235    12,235
          12,235
Home Depot                 Common           437076102      390.9    10,187    10,187
             10,187
IBM                        Common           459200101      498.4     5,434     5,434
      5,434
Illinois Tool Works        Common           452308109    2,541.3    46,965    46,965
               46,965
Inktomi Corp.              Common           457277101       62.6    22,845    22,845
           22,845
Intel                      Common           458140100    3,522.9   172,351   172,351
      172,351
Iomed, Inc.                Common           462028101       15.5    10,000    10,000
        10,000
JP Morgan Chase & Co.      Common           46625H100    1,865.9    54,637    54,637
                     54,637
Johnson & Johnson          Common           478160104      481.3     8,688     8,688
               8,688
Keane, Inc.                Common           486665102      194.2    14,225    14,225
         14,225
KeyCorp                    Common           493267108      333.3    13,806    13,806
          13,806
Kimberly-Clark Corp        Common           494368103      320.7     5,173     5,173
               5,173
Landec Corp.               Common           514766104      209.1    52,930    52,930
            52,930
Lilly, Eli & Co.           Common           532457108      584.7     2,745     2,745
         2,745
Matria Healthcare Inc.     Common           576817100    1,284.4    53,205    53,205
                53,205
Matrix Pharmaceutical      Common           576844104       55.8    96,150    96,150
               96,150
Maxim Integrated Products  Common           57772K101      607.2    17,379    17,379
                     17,379
McDonald's                 Common           580135101    1,510.7    55,664    55,664
            55,664
Medimmune Inc.             Common           584699102      963.8    27,050    27,050
               27,050
Medtronic Inc.             Common           585055106    1,538.0    27,050    27,050
            27,050
Merck                      Common           589331107    3,041.3    45,665    45,665
         45,665
MFS Multimarket Income TrusSh.Ben.Int        552737108     302.2    50,033    50,033
                      50,033
Microsoft                  Common           594918104    2,586.1    50,540    50,540
          50,540
Minnesota Mining & Mfg.    Common            604059105     328.8     3,341     3,341
                   3,341
Morton Industrial Group, InCommon           619328107       58.8    43,546    43,546
                  43,546
National City Corp.        Common           635405103      364.5    12,170    12,170
              12,170
NCS Healthcare Inc. - CL A Common           628874109        5.3    24,000    24,000
                   24,000
Neogen                     Common           640491106    2,585.3   180,125   180,125
          180,125
Netsolve, Inc.             Common           64115J106      140.3    12,249    12,249
          12,249
Nortel Networks Corp.      Common           656569100      511.0    91,092    91,092
                 91,092
Nuance Communications, Inc.Common           669967101      134.6    20,715    20,715
                      20,715
NX Networks Inc.           Common           629478108        5.6    31,075    31,075
             31,075
Occidental Petroleum Corp. Common           674599105      728.6    29,934    29,934
                    29,934
Omnicom Group Inc.         Common           681919106    1,387.5    21,379    21,379
                  21,379
Oracle Corp.               Common           68389X105      166.0    13,193    13,193
           13,193
Parametric Technology Corp Common           699173100      498.2    95,997    95,997
                     95,997
Parlex Corporation         Common           701630105      315.8    34,775    34,775
              34,775
Pfizer, Inc.               Common           717081103    3,198.5    79,762    79,762
        79,762
Plato Learning, Inc.       Common           72764Y100    4,239.1   175,605   175,605
                175,605
PNC Financial Serv. Group  Common           693475105      458.0     8,000     8,000
                   8,000
Power Integrations, Inc.   Common           741477103      733.8    40,275    40,275
                40,275
Procter & Gamble           Common           742718109    3,813.2    52,386    52,386
                52,386
Qwest Com Intl Inc         Common           749121109      494.4    29,607    29,607
               29,607
Royal Dutch Petroleum      Common           780257804    1,953.7    38,880    38,880
                   38,880
SBC Communications, Inc.   Common           78387G103      410.1     8,703     8,703
                     8,703
Schering Plough            Common           806605101    1,538.0    41,455    41,455
              41,455
Schlumberger Ltd.          Common           806857108      243.6     5,330     5,330
             5,330
Sky Financial Group, Inc.  Common           83080P103      364.2    18,300    18,300
                 18,300
Sovereign Bancorp          Common           845905108    3,301.0   347,475   347,475
                 347,475
Standard Management Corp.  Common           853612109       43.5    10,000    10,000
                     10,000
Steris Corp.               Common           859152100    1,306.4    66,451    66,451
          66,451
Suntrust Bks Inc           Common           867914103      333.0     5,000     5,000
            5,000
Texas Instruments          Common           882508104      340.2    13,617    13,617
              13,617
Thermo Electron Corp.      Common           883556102      430.9    23,875    23,875
                  23,875
TJX Companies, Inc.        Common           872540109    2,318.7    70,476    70,476
                 70,476
TRW                        Common           872649108      355.8    11,931    11,931
        11,931
Templeton Global Inc.Fund  Common           880198106      756.7   113,789   113,789
                     113,789
TYCO International Ltd.    Common           902124106    1,779.7    39,115    39,115
                   39,115
Ventana Medical Systems    Common           92276H106    1,087.4    53,200    53,200
                     53,200
Verizon Communications     Common           92343V104    1,088.0    20,107    20,107
                     20,107
Viacom Inc. - Cl B         CL B             925524308      820.6    23,785    23,785
          23,785
Vitesse Semiconductor Corp.Common           928497106      834.6   107,695   107,695
                      107,695
Walgreen                   Common           931422109      362.2    10,520    10,520
         10,520
Watson Pharmaceuticals Inc Common           942683103    3,928.6    71,807    71,807
                     71,807
Wells Fargo Company        Common            949740104   1,684.7    37,901    37,901
                   37,901


13F REPORT  3RDQ 2001                       GRAND TOTAL 126,458.5



